Property, Plant and Equipment - Schedule of Property Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Depreciation charge for year		$ 1,345	$ 1,348	[1]
Impairment charge	[2]	$ 254	$ 9
Bottom of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)		6.50%	6.60%
Top of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)		8.60%	8.70%
Europe Materials [Member] | Bottom of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)		7.30%
Europe Materials [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Impairment charge		$ 263	$ 9		$ 43
Recoverable amount of financial asset is its value-in-use		$ 185
Europe Materials [Member] | Top of range [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)		7.70%
Discontinued operations [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Depreciation charge for year			37		48
Discontinued operations [member] | Europe Materials [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Impairment charge			$ 1		$ 0

[1]	The depreciation charge in 2019 and 2018 includes $37 million and $48 million respectively, relating to discontinued operations.
[2]	The combined impairment charge in notes 15 and 22 of $263 million (2019: $9 million; 2018: $43 million) principally relates to the write-down of specific assets relating to our UK business within our Europe Materials segment following a strategic review of its operational footprint, together with impairments booked in respect of two CGUs in the same segment. An extended period of lower than anticipated demand and reduced price growth resulting from the combined economic impacts of Brexit and COVID-19 were the primary drivers of the impairment charge. The recoverable amount of these assets is their value-in-use of $185 million and is calculated using real pre-tax discount rates ranging from 7.3% to 7.7%%.%. The charge in 2019 and 2018 includes $1 million and $nil million respectively, relating to discontinued operations.